UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio (Initial Class and Class L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2011 essentially flat while Europe and Asia were both down for the year. A weak recovery in the U.S. economy and markets continued, but was impeded by the European financial crisis.

During the first quarter of 2011, Japan was hit by a large earthquake and tsunami which caused tremendous damage including to the Fukushima nuclear power plant. Averting a government shutdown, the U.S. Congress passed an emergency spending bill containing $4 billion in cuts. During the second quarter, both Greece and Italy received credit rating downgrades while the U.S. credit rating outlook was revised to negative. The EU and IMF agreed on a bailout for Portugal. Osama Bin Laden was killed in a U.S. raid. The financial markets turned negative during the third quarter. The U.S. sovereign debt rating was downgraded by S&P. EU leaders agreed on a new €109 billion bailout of Greece. The Fed indicated its intention to keep rates at low level at least through mid-2013. The fourth quarter started much more positively with better than expected manufacturing and services growth. Vehicle sales and construction spending also rose more than expected. Greek PM Papandreou and Italian PM Berlusconi both resigned.

Some relevant 2011 market statistics: The U.S. unemployment rate went from 9.4% down to 8.5%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $76 to $114 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 14.6 in April and 48.0 in August.

The Maxim Index 600 Portfolio (Initial Class shares) increased 0.4% on a total return basis for the year ended December 31, 2011, compared to a 1.0% return for the S&P SmallCap 600 Index. The small cap space underperformed the large cap space as the S&P 500 Index ended the year 2.1% higher. The S&P SmallCap 600 index outperformed its rival Russell 2000 index by 5.2%. In the Russell 2000 style indexes, growth outperformed value.

Five out of ten sectors of the S&P SmallCap 600 Index increased in 2011. Utilities experienced the best performance, rising 19.3%. Telecommunications services was the worst performing sector, declining 13.8%. At the single stock level, Questcor Pharmaceuticals was the best performing name in the S&P SmallCap 600 Index, gaining 190.4%. Questcor Pharmaceutical’s contribution to performance was 36 basis points. HealthSpring contributed the most to performance. The stock was up 105.6% including dividends in 2011 and added 0.4% to total return. Smith Micro Software was the worst performing stock, dropping 92.6%. It carried a small weight in the index contributing 9 basis points of negative performance. OfficeMax was the biggest contributor to negative performance in the S&P SmallCap 600 Index, dropping 74.4% including dividends and costing the benchmark 0.2% in total return.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results.

The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P SmallCap 600 Index
	10,000.00	10,000.00
2002	8,477.00	8,537.00
2003	11,707.58	11,848.28
2004	14,257.50	14,531.92
2005	15,264.08	15,647.97
2006	17,488.05	18,013.78
2007	17,344.65	17,960.28
2008	11,907.10	12,380.02
2009	14,877.92	15,545.59
2010	18,702.28	19,635.64
2011	18,769.61	19,835.92

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	0.36%	1.42%	6.50%
Class L	—	—	9.31%*

*Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	3.29%
Communications	4.69%
Consumer, Cyclical	14.86%
Consumer, Non-cyclical	18.00%
Energy	3.46%
Financial	18.22%
Industrial	17.19%
Short Term Investments	5.60%
Technology	10.36%
Utilities	4.33%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 – 12/31/11)

Initial Class
Actual	$1,000.00	$935.80	$2.90*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03*

Class L
Actual	$1,000.00	$1,093.10	$3.46**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33***

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 142/365 days to reflect the investment period.

***Expenses are equal to the Portfolio’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

COMMON STOCK
Basic Materials — 3.43%
21,512	A Schulman Inc	$455,623
75,857	AK Steel Holding Corp (a)	626,579
17,366	AMCOL International Corp	466,277
16,739	American Vanguard Corp	223,298
20,115	Balchem Corp	815,462
27,280	Buckeye Technologies Inc	912,243
39,220	Century Aluminum Co (b)	333,762
15,660	Clearwater Paper Corp (b)	557,653
7,350	Deltic Timber Corp	443,866
6,188	Hawkins Inc	228,090
33,898	HB Fuller Co	783,383
10,986	Kaiser Aluminum Corp	504,038
27,051	KapStone Paper & Packaging Corp (b)	425,783
22,533	Kraton Performance Polymers Inc (b)	457,420
14,098	Materion Corp (b)	342,299
10,089	Neenah Paper Inc	225,186
22,443	OM Group Inc (b)	502,499
63,196	PolyOne Corp	729,914
8,800	Quaker Chemical Corp	342,232
11,232	Schweitzer-Mauduit International Inc	746,479
5,751	Stepan Co	461,000
35,053	Wausau Paper Corp	289,538
15,242	Zep Inc	213,083

		11,085,707

Communications — 4.88%
19,199	Anixter International Inc (b)	1,145,028
81,533	Arris Group Inc (b)	882,187
6,589	Atlantic Tele-Network Inc	257,300
12,287	Black Box Corp	344,528
29,714	Blue Coat Systems Inc (b)	756,221
9,588	Blue Nile Inc (a)(b)	391,957
20,687	Cbeyond Inc (b)	165,703
132,796	Cincinnati Bell Inc (b)	402,372
22,934	comScore Inc (b)	486,201
14,133	Comtech Telecommunications Corp	404,487
28,815	DealerTrack Holdings Inc (b)	785,497
18,448	Digital Generation Inc (b)	219,900
21,598	Digital River Inc (b)	324,402
20,637	Dolan Co (b)	175,827
28,438	eResearchTechnology Inc (b)	133,374
23,631	EW Scripps Co Class A (b)	189,284
26,343	General Communication Inc Class A (b)	257,898
80,507	Harmonic Inc (b)	405,755
30,498	Harte-Hanks Inc	277,227
27,344	InfoSpace Inc (b)	300,511
13,945	Liquidity Services Inc (b)	514,571
14,705	LogMeIn Inc (b)	566,878
9,989	Lumos Networks Corp	153,231
26,043	Netgear Inc (b)	874,264
22,378	Neutral Tandem Inc (b)	239,221
21,642	Novatel Wireless Inc (b)	67,739
9,989	NTELOS Holdings Corp	203,576

Shares		Value

Communications — (continued)
18,858	Nutrisystem Inc	$243,834
13,536	Oplink Communications Inc (b)	222,938
12,574	PC-Tel Inc	86,006
20,073	Perficient Inc (b)	200,931
19,892	Sourcefire Inc (b)	644,103
9,043	Stamps.com Inc (b)	236,294
31,457	Symmetricom Inc (b)	169,553
42,470	Tekelec (b)	464,197
61,471	United Online Inc	334,402
15,324	USA Mobility Inc	212,544
29,308	Viasat Inc (b)	1,351,685
27,674	Websense Inc (b)	518,334
20,833	XO Group Inc (b)	173,747

		15,783,707

Consumer, Cyclical — 15.47%
10,539	Allegiant Travel Co (a)(b)	562,150
9,088	Arctic Cat Inc (b)	204,934
15,353	Big 5 Sporting Goods Corp	160,285
994	Biglari Holdings Inc (b)	366,031
16,738	BJ’s Restaurants Inc (b)	758,566
36,516	Boyd Gaming Corp (b)	272,409
46,490	Brightpoint Inc (b)	500,232
29,154	Brown Shoe Co Inc (a)	259,471
61,338	Brunswick Corp	1,107,764
18,802	Buckle Inc (a)	768,438
12,775	Buffalo Wild Wings Inc (b)	862,440
29,953	Cabela’s Inc Class A (b)	761,405
43,523	Callaway Golf Co	240,682
35,426	Carter’s Inc (b)	1,410,309
26,436	Casey’s General Stores Inc	1,361,718
20,342	Cash America International Inc	948,547
20,465	Cato Corp Class A	495,253
13,293	CEC Entertainment Inc	457,944
17,184	Children’s Place Retail Stores Inc (b)	912,814
23,075	Christopher & Banks Corp	53,996
21,377	Coinstar Inc (a)(b)	975,646
59,977	Coldwater Creek Inc (b)	70,773
15,768	Cracker Barrel Old Country Store Inc	794,865
62,667	Crocs Inc (b)	925,592
10,898	DineEquity Inc (b)	460,005
12,013	DTS Inc (b)	327,234
17,875	Ethan Allen Interiors Inc (a)	423,816
30,437	Ezcorp Inc Class A (b)	802,624
36,787	Finish Line Inc Class A	709,437
21,049	First Cash Financial Services Inc (b)	738,609
26,490	Fred’s Inc Class A	386,224
13,028	G&K Services Inc Class A	379,245
16,791	Genesco Inc (b)	1,036,676
16,255	Group 1 Automotive Inc	842,009
13,135	Haverty Furniture Cos Inc	144,222
18,332	Hibbett Sports Inc (b)	828,240
31,754	HOT Topic Inc	209,894
50,889	Iconix Brand Group Inc (b)	828,982
39,715	Interface Inc Class A	458,311
27,270	Interval Leisure Group Inc (b)	371,145

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Consumer, Cyclical — (continued)
31,866	Jack in the Box Inc (b)	$665,999
18,505	Jakks Pacific Inc	261,106
19,330	Jos A Bank Clothiers Inc (b)	942,531
18,990	K-Swiss Inc Class A (b)	55,451
11,095	Kirkland’s Inc (b)	147,564
36,237	La-Z-Boy Inc (b)	431,220
15,234	Lithia Motors Inc Class A	333,015
65,795	Liz Claiborne Inc (a)(b)	567,811
18,631	Lumber Liquidators Holdings Inc (b)	329,023
12,704	M/I Homes Inc (b)	121,958
15,987	Maidenform Brands Inc (b)	292,562
13,973	Marcus Corp	176,200
17,278	MarineMax Inc (b)	112,653
18,966	Marriott Vacations Worldwide Corp (b)	325,457
35,272	Men’s Wearhouse Inc	1,143,166
19,276	Meritage Homes Corp (b)	447,010
25,139	Mobile Mini Inc (b)	438,676
7,789	Monarch Casino & Resort Inc (b)	79,370
19,044	Multimedia Games Holding Co Inc (b)	151,209
8,826	MWI Veterinary Supply Inc (b)	586,399
12,606	O’Charleys Inc (a)(b)	69,207
57,960	OfficeMax Inc (b)	263,138
9,583	Oxford Industries Inc	432,385
13,173	Papa John’s International Inc (b)	496,359
36,420	Pep Boys-Manny Moe & Jack	400,620
8,613	Perry Ellis International Inc (b)	122,477
15,353	PetMed Express Inc	159,364
14,984	PF Chang’s China Bistro Inc	463,155
42,791	Pinnacle Entertainment Inc (a)(b)	434,757
33,194	Pool Corp	999,139
84,788	Quiksilver Inc (b)	306,085
8,151	Red Robin Gourmet Burgers Inc (b)	225,783
44,421	Ruby Tuesday Inc (b)	306,505
11,175	Rue21 Inc (a)(b)	241,380
25,962	Ruth’s Hospitality Group Inc (b)	129,031
30,451	Ryland Group Inc (a)	479,908
18,628	Scansource Inc (b)	670,608
10,471	School Specialty Inc (b)	26,178
38,977	Select Comfort Corp (b)	845,411
37,548	Shuffle Master Inc (b)	440,063
24,881	Skechers U.S.A. Inc Class A (b)	301,558
35,454	SkyWest Inc	446,366
24,341	Sonic Automotive Inc Class A	360,490
42,806	Sonic Corp (b)	288,084
23,224	Spartan Motors Inc	111,707
21,521	Stage Stores Inc	298,927
13,351	Standard Motor Products Inc	267,688
67,291	Standard Pacific Corp (b)	213,985
19,279	Stein Mart Inc (b)	131,290
26,460	Steven Madden Ltd (b)	912,870
16,382	Superior Industries International Inc	270,958
41,637	Texas Roadhouse Inc	620,391
21,298	Toro Co	1,291,937
17,985	True Religion Apparel Inc (b)	621,921
28,949	Tuesday Morning Corp (b)	99,874
10,691	Unifirst Corp	606,607
30,350	United Stationers Inc	988,196

Shares		Value

Consumer, Cyclical — (continued)
10,017	Universal Electronics Inc (b)	$168,987
20,287	Vitamin Shoppe Inc (b)	809,046
11,775	VOXX International Corp (b)	99,499
20,233	Winnebago Industries Inc (a)(b)	149,320
33,602	Wolverine World Wide Inc	1,197,575
17,380	Zale Corp (b)	66,218
15,296	Zumiez Inc (b)	424,617

		50,046,981

Consumer, Non-cyclical — 18.75%
16,042	Abaxis Inc (b)	443,882
32,836	ABM Industries Inc	677,078
47,490	Affymetrix Inc (b)	194,234
7,853	Air Methods Corp (b)	663,186
47,348	Align Technology Inc (b)	1,123,331
58,811	Alliance One International Inc (b)	159,966
6,016	Almost Family Inc (b)	99,745
20,457	Amedisys Inc (b)	223,186
12,506	American Public Education Inc (a)(b)	541,260
26,797	AMN Healthcare Services Inc (b)	118,711
21,376	Amsurg Corp (b)	556,631
12,617	Andersons Inc	550,858
18,924	Arbitron Inc	651,175
36,062	Arqule Inc (b)	203,390
33,137	B&G Foods Inc	797,608
17,255	Bio-Reference Labs Inc (a)(b)	280,739
3,719	Blyth Inc	211,239
5,933	Boston Beer Co Inc Class A (b)	644,086
9,666	Cal-Maine Foods Inc	353,486
8,700	Calavo Growers Inc (a)	223,416
20,098	Cambrex Corp (b)	144,304
9,087	Cantel Medical Corp	253,800
10,426	Capella Education Co (b)	375,857
30,318	Cardtronics Inc (b)	820,405
40,771	Career Education Corp (b)	324,945
9,571	CDI Corp	132,176
35,043	Centene Corp (b)	1,387,352
32,274	Central Garden & Pet Co Class A (b)	268,520
14,327	Chemed Corp	733,686
19,310	CONMED Corp (b)	495,688
6,462	Consolidated Graphics Inc (b)	311,985
58,814	Corinthian Colleges Inc (a)(b)	127,626
4,299	Corvel Corp (b)	222,301
19,969	Cross Country Healthcare Inc (b)	110,828
17,524	CryoLife Inc (b)	84,115
42,787	Cubist Pharmaceuticals Inc (a)(b)(c)	1,695,221
17,615	Cyberonics Inc (b)	590,102
15,314	Diamond Foods Inc	494,183
16,591	Emergent Biosolutions Inc (b)	279,392
11,409	Ensign Group Inc	279,520
21,757	Enzo Biochem Inc (b)	48,736
10,436	Forrester Research Inc (b)	354,198
20,401	Gentiva Health Services Inc (b)	137,707
44,449	Geo Group Inc (b)	744,521
16,001	Greatbatch Inc (b)	353,622
17,524	Haemonetics Corp (b)	1,072,819
30,460	Hain Celestial Group Inc (b)	1,116,664
23,015	Hanger Orthopedic Group Inc (b)	430,150

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Consumer, Non-cyclical — (continued)
46,373	Healthcare Services Group Inc	$820,338
46,994	Healthspring Inc (b)(c)	2,563,053
23,408	Healthways Inc (b)	160,579
27,394	Heartland Payment Systems Inc	667,318
12,374	Heidrick & Struggles International Inc	266,536
21,897	Helen of Troy Ltd (b)	672,238
7,078	Hi-Tech Pharmacal Co Inc (b)	275,263
43,565	Hillenbrand Inc	972,371
8,304	ICU Medical Inc (b)	373,680
15,587	Insperity Inc	395,130
14,064	Integra LifeSciences Holdings Corp (b)	433,593
11,642	Inter Parfums Inc	181,150
22,068	Invacare Corp	337,420
11,303	IPC The Hospitalist Co Inc (b)	516,773
10,017	J&J Snack Foods Corp	533,706
19,670	Kelly Services Inc Class A	269,086
5,618	Kensey Nash Corp (b)	107,809
36,678	Kindred Healthcare Inc (b)	431,700
6,560	Landauer Inc	337,840
10,338	LHC Group Inc (b)	132,637
15,411	Lincoln Educational Services Corp	121,747
102,666	Live Nation Entertainment Inc (b)	853,154
19,417	Magellan Health Services Inc (b)	960,559
23,968	MAXIMUS Inc	991,077
37,642	Medicines Co (b)	701,647
8,911	Medifast Inc (b)	122,259
28,288	Meridian Bioscience Inc	532,946
29,088	Merit Medical Systems Inc (b)	389,197
9,539	Midas Inc (b)	81,940
19,210	Molina Healthcare Inc (b)	428,959
21,387	Monro Muffler Brake Inc	829,602
8,110	Nash Finch Co	237,461
20,217	Natus Medical Inc (b)	190,646
36,276	Navigant Consulting Inc (b)	413,909
15,955	Neogen Corp (b)	488,861
29,795	NuVasive Inc (b)	375,119
25,735	On Assignment Inc (b)	287,717
12,274	Palomar Medical Technologies Inc (b)	114,148
25,405	Par Pharmaceutical Cos Inc (b)	831,506
41,099	PAREXEL International Corp (b)	852,393
9,037	Peet’s Coffee & Tea Inc (a)(b)	566,439
20,383	PharMerica Corp (b)	309,414
34,457	Prestige Brands Holdings Inc (b)	388,330
36,409	PSS World Medical Inc (b)	880,734
43,589	Questcor Pharmaceuticals Inc (b)(c)	1,812,431
30,955	Resources Connection Inc	327,813
40,997	Salix Pharmaceuticals Ltd (b)(c)	1,961,706
13,074	Sanderson Farms Inc	655,400
47,621	Savient Pharmaceuticals Inc (a)(b)	106,195
5,986	Seneca Foods Corp Class A (b)	154,559
32,159	Snyders-Lance Inc	723,577
9,677	SonoSite Inc (b)	521,203
15,862	Spartan Stores Inc	293,447
7,142	Standard Register Co	16,641
10,112	SurModics Inc (b)	148,242
24,432	Symmetry Medical Inc (b)	195,212
17,529	TeleTech Holdings Inc (b)	283,970

Shares		Value

Consumer, Non-cyclical — (continued)
24,921	TreeHouse Foods Inc (b)(c)	$1,629,335
28,853	TrueBlue Inc (b)	400,480
33,859	United Natural Foods Inc (b)	1,354,699
14,105	Universal Technical Institute Inc (b)	180,262
13,917	Viad Corp	243,269
49,018	Viropharma Inc (b)	1,342,603
11,473	WD-40 Co	463,624
23,415	West Pharmaceutical Services Inc	888,599
26,859	Wright Express Corp (b)(c)	1,457,907
15,428	Zoll Medical Corp (b)	974,741

		60,641,529

Energy — 3.60%
18,514	Approach Resources Inc (b)	544,497
20,650	Basic Energy Services Inc (b)	406,805
8,774	Contango Oil & Gas Co (b)	510,471
35,871	Exterran Holdings Inc (b)	326,426
13,847	GeoResources Inc (b)	405,855
9,881	Gulf Island Fabrication Inc	288,624
30,910	Gulfport Energy Corp (b)	910,299
41,328	Headwaters Inc (b)	91,748
23,565	Hornbeck Offshore Services Inc (b)	730,986
88,474	ION Geophysical Corp (b)	542,346
21,177	Lufkin Industries Inc (c)	1,425,424
18,766	Matrix Service Co (b)	177,151
3,305	OYO Geospace Corp (b)	255,576
31,199	Penn Virginia Corp	165,043
16,280	Petroleum Development Corp (b)	571,591
39,581	Petroquest Energy Inc (b)	261,235
42,781	Pioneer Drilling Co (b)	414,120
15,106	SEACOR Holdings Inc (b)	1,343,830
34,015	Stone Energy Corp (b)	897,316
29,527	Swift Energy Co (b)	877,542
52,863	Tetra Technologies Inc (b)	493,740

		11,640,625

Financial — 18.98%
29,783	Acadia Realty Trust REIT	599,830
13,084	AMERISAFE Inc (b)	304,203
30,207	Bank Mutual Corp	96,058
19,750	Bank of the Ozarks Inc	585,192
53,899	BBCN Bancorp Inc (b)	509,346
106,695	BioMed Realty Trust Inc REIT (c)	1,929,046
53,455	Boston Private Financial Holdings Inc	424,433
48,827	Brookline Bancorp Inc	412,100
13,497	Calamos Asset Management Inc Class A	168,847
37,185	Cedar Realty Trust Inc REIT	160,267
10,334	City Holding Co	350,219
60,479	Colonial Properties Trust REIT	1,261,592
26,913	Columbia Banking System Inc	518,614
25,456	Community Bank System Inc	707,677
71,075	Cousins Properties Inc REIT	455,591
37,627	Delphi Financial Group Inc Class A (c)	1,666,876
116,384	DiamondRock Hospitality Co REIT	1,121,942
19,428	Dime Community Bancshares Inc	244,793

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Financial — (continued)
18,574	EastGroup Properties Inc REIT	$807,598
14,922	eHealth Inc (a)(b)	219,353
26,745	Employers Holdings Inc	483,817
15,412	Encore Capital Group Inc (b)	327,659
32,454	Entertainment Properties Trust REIT (c)	1,418,564
65,512	Extra Space Storage Inc REIT (c)	1,587,356
27,166	Financial Engines Inc (b)	606,617
22,854	First BanCorp (a)(b)	79,760
70,724	First Commonwealth Financial Corp	372,008
40,460	First Financial Bancorp	673,254
21,844	First Financial Bankshares Inc (a)	730,245
50,853	First Midwest Bancorp Inc	515,141
96,524	FNB Corp	1,091,686
23,814	Forestar Group Inc (b)	360,306
50,110	Franklin Street Properties Corp REIT	498,595
18,307	Getty Realty Corp REIT (a)	255,383
49,047	Glacier Bancorp Inc	590,035
21,561	Hanmi Financial Corp (b)	159,551
54,083	Healthcare Realty Trust Inc REIT	1,005,403
21,459	Higher One Holdings Inc (a)(b)	395,704
15,304	Home Bancshares Inc	396,527
27,643	Horace Mann Educators Corp	378,986
14,573	Independent Bank Corp	397,697
8,403	Infinity Property & Casualty Corp	476,786
54,486	Inland Real Estate Corp REIT	414,638
26,555	Interactive Brokers Group Inc Class A	396,732
27,943	Investment Technology Group Inc (b)	302,064
40,653	Kilroy Realty Corp REIT (c)	1,547,660
45,661	Kite Realty Group Trust REIT	205,931
58,096	LaSalle Hotel Properties REIT	1,406,504
92,904	Lexington Realty Trust REIT (a)	695,851
21,074	LTC Properties Inc REIT	650,344
35,942	Meadowbrook Insurance Group Inc	383,861
76,809	Medical Properties Trust Inc REIT	758,105
26,273	Mid-America Apartment Communities Inc REIT (c)	1,643,376
29,466	National Financial Partners Corp (a)(b)	398,380
84,983	National Penn Bancshares Inc	717,257
7,899	Navigators Group Inc (b)	376,624
22,971	NBT Bancorp Inc	508,348
70,478	Northwest Bancshares Inc	876,746
65,408	Old National Bancorp	762,003
34,231	Oritani Financial Corp	437,130
23,282	PacWest Bancorp	441,194
15,187	Parkway Properties Inc REIT	149,744
38,309	Pennsylvania Real Estate Investment Trust REIT	399,946
23,801	Pinnacle Financial Partners Inc (a)(b)	384,386
10,924	Piper Jaffray Cos (b)	220,665
11,761	Portfolio Recovery Associates Inc (b)	794,103
36,019	Post Properties Inc REIT (c)	1,574,751

Shares		Value

Financial — (continued)
15,157	Presidential Life Corp	$151,418
40,435	PrivateBancorp Inc	443,976
21,218	ProAssurance Corp (c)	1,693,621
76,016	Prospect Capital Corp (a)	706,189
37,362	Provident Financial Services Inc	500,277
13,268	PS Business Parks Inc REIT	735,445
11,468	RLI Corp	835,558
19,507	S&T Bancorp Inc (a)	381,362
10,287	Safety Insurance Group Inc	416,418
8,156	Saul Centers Inc REIT	288,886
37,655	Selective Insurance Group Inc	667,623
12,114	Simmons First National Corp Class A	329,380
19,350	Sovran Self Storage Inc REIT	825,664
21,426	Sterling Bancorp	185,121
13,310	Stewart Information Services Corp (a)	153,731
37,308	Stifel Financial Corp (b)	1,195,721
107,630	Susquehanna Bancshares Inc	901,939
19,639	SWS Group Inc	134,920
60,241	Tanger Factory Outlet Centers REIT (c)	1,766,266
25,708	Texas Capital Bancshares Inc (b)	786,922
5,524	Tompkins Financial Corp (a)	212,729
28,641	Tower Group Inc	577,689
64,754	Trustco Bank Corp	363,270
22,546	UMB Financial Corp	839,838
79,544	Umpqua Holdings Corp	985,550
31,412	United Bankshares Inc (a)	888,017
12,815	United Community Banks Inc (a)(b)	89,577
14,932	United Fire & Casualty Co	301,328
8,555	Universal Health Realty Income Trust REIT	333,645
16,013	Urstadt Biddle Properties Inc Class A REIT	289,515
42,286	Wilshire Bancorp Inc (b)	153,498
24,938	Wintrust Financial Corp (a)	699,511
10,252	World Acceptance Corp (a)(b)	753,522

		61,379,126

Industrial — 17.90%
13,340	AAON Inc	273,337
27,072	AAR Corp	518,970
47,882	Actuant Corp Class A	1,086,443
30,777	Advanced Energy Industries Inc (b)	330,237
26,842	Aegion Corp (b)	411,756
12,304	Aerovironment Inc (b)	387,207
19,251	Albany International Corp Class A	445,083
11,918	AM Castle & Co (b)	112,744
6,231	American Science & Engineering Inc	424,393
8,442	Analogic Corp	483,895
26,941	AO Smith Corp	1,080,873
19,985	Apogee Enterprises Inc	245,016
29,586	Applied Industrial Technologies Inc	1,040,540
17,400	Arkansas Best Corp	335,298
13,615	Astec Industries Inc (b)	438,539
8,580	AZZ Inc	389,875

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Industrial — (continued)
10,489	Badger Meter Inc	$308,691
32,417	Barnes Group Inc	781,574
7,026	Bel Fuse Inc Class B	131,738
32,912	Belden Inc	1,095,311
40,717	Benchmark Electronics Inc (b)	548,458
36,315	Brady Corp Class A	1,146,465
34,259	Briggs & Stratton Corp	530,672
25,019	Bristow Group Inc	1,185,650
39,352	Calgon Carbon Corp (b)	618,220
6,185	Cascade Corp	291,746
17,181	Ceradyne Inc (b)	460,107
27,227	Checkpoint Systems Inc (b)	297,863
11,770	CIRCOR International Inc	415,599
29,198	Cognex Corp	1,044,996
25,244	Comfort Systems USA Inc	270,616
23,046	CTS Corp	212,023
10,944	Cubic Corp	477,049
32,431	Curtiss-Wright Corp	1,145,787
21,213	Cymer Inc (b)	1,055,559
26,225	Daktronics Inc	250,973
81,313	Darling International Inc (b)	1,080,650
13,184	Drew Industries Inc (b)	323,404
22,884	Dycom Industries Inc (b)	478,733
31,176	Eagle Materials Inc	799,976
16,824	Electro Scientific Industries Inc (b)	243,612
46,357	EMCOR Group Inc	1,242,831
13,318	Encore Wire Corp	344,936
33,895	EnerSys (b)	880,253
14,262	EnPro Industries Inc (b)	470,361
18,524	ESCO Technologies Inc	533,121
9,455	Exponent Inc (b)	434,646
11,627	FARO Technologies Inc (b)	534,842
42,129	Federal Signal Corp (b)	174,835
27,174	FEI Co (b)	1,108,156
20,171	Forward Air Corp	646,481
13,063	Franklin Electric Co Inc	569,024
40,247	GenCorp Inc (b)	214,114
21,095	Gibraltar Industries Inc (b)	294,486
31,373	Griffon Corp	286,436
8,343	Haynes International Inc	455,528
41,856	Heartland Express Inc	598,122
26,052	HUB Group Inc Class A (b)	844,866
37,880	II-VI Inc (b)	695,477
34,602	Intermec Inc (b)	237,370
15,980	Intevac Inc (b)	118,252
18,765	iRobot Corp (b)	560,135
19,935	John Bean Technologies Corp	306,401
18,198	Kaman Corp	497,169
22,309	Kaydon Corp	680,425
40,681	Knight Transportation Inc	636,251
14,030	Koppers Holdings Inc	482,071
2,844	Lawson Products Inc	43,883
8,799	Lindsay Corp	482,977
16,031	Littelfuse Inc	689,012
12,469	LSB Industries Inc (b)	349,506
10,949	Lydall Inc (b)	103,906
10,214	Measurement Specialties Inc (b)	285,583
25,953	Methode Electronics Inc	215,150
31,803	Moog Inc Class A (b)	1,397,106
12,474	Movado Group Inc	226,653

Shares		Value

Industrial — (continued)
26,549	Mueller Industries Inc	$1,020,013
23,798	Myers Industries Inc	293,667
3,293	National Presto Industries Inc (a)	308,225
13,329	NCI Building Systems Inc (b)	144,886
25,341	Newport Corp (b)	344,891
32,640	Old Dominion Freight Line Inc (b)	1,322,899
6,045	Olympic Steel Inc	140,969
40,215	Orbital Sciences Corp (b)	584,324
17,729	Orion Marine Group Inc (b)	117,898
13,683	OSI Systems Inc (b)	667,457
19,013	Overseas Shipholding Group Inc	207,812
14,378	Park Electrochemical Corp	368,364
24,283	Plexus Corp (b)	664,869
6,182	Powell Industries Inc (b)	193,373
26,994	Pulse Electronics Corp	75,583
25,276	Quanex Building Products Corp	379,646
31,879	Robbins & Myers Inc (c)	1,547,725
19,695	Rofin-Sinar Technologies Inc (b)	450,031
11,009	Rogers Corp (b)	405,792
20,574	RTI International Metals Inc (b)	477,523
28,100	Simpson Manufacturing Co Inc	945,846
8,773	Standex International Corp	299,773
28,303	STR Holdings Inc (a)(b)	232,934
13,209	Sturm Ruger & Co Inc	441,973
25,676	Teledyne Technologies Inc (b)(c)	1,408,329
13,052	Tennant Co	507,331
43,444	Tetra Tech Inc (b)	937,956
19,367	Texas Industries Inc (a)	596,116
16,519	Tredegar Corp	367,052
35,561	TTM Technologies Inc (b)	389,749
13,250	Universal Forest Products Inc	409,028
13,631	Vicor Corp	108,503
20,215	Watts Water Technologies Inc Class A	691,555

		57,892,135

Technology — 10.79%
10,762	Agilysys Inc (b)	85,558
21,629	ATMI Inc (b)	433,229
19,514	Avid Technology Inc (b)	166,454
31,010	Blackbaud Inc	858,977
25,144	Bottomline Technologies Inc (b)	582,587
45,455	Brooks Automation Inc	466,823
16,022	Cabot Microelectronics Corp (b)	757,040
18,359	CACI International Inc Class A (a)(b)	1,026,635
16,333	Ceva Inc (b)	494,237
48,037	CIBER Inc (b)	185,423
44,496	Cirrus Logic Inc (a)(b)	705,262
15,971	Cohu Inc	181,271
30,821	CommVault Systems Inc (b)	1,316,673
7,677	Computer Programs & Systems Inc	392,371
23,862	CSG Systems International Inc (b)	351,010
17,212	Digi International Inc (b)	192,086
25,656	Diodes Inc (b)	546,473
17,202	DSP Group Inc (b)	89,622
22,346	Ebix Inc (a)	493,847
60,213	Entropic Communications Inc (b)	307,688
21,895	EPIQ Systems Inc	263,178

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Technology — (continued)
30,181	Exar Corp (b)	$196,177
16,995	Gerber Scientific Inc (b)(d)	0
88,305	GT Advanced Technologies Inc (b)	639,328
19,381	Hittite Microwave Corp (b)	957,034
20,822	iGate Corp (b)	327,530
31,656	Insight Enterprises Inc (b)	484,020
9,668	Interactive Intelligence Group Inc (b)	221,591
32,953	j2 Global Inc (b)	927,297
29,540	JDA Software Group Inc (b)	956,801
44,701	Kopin Corp (b)	173,440
49,407	Kulicke & Soffa Industries Inc (b)	457,015
32,901	LivePerson Inc (b)	412,908
14,448	Manhattan Associates Inc (b)	584,855
21,232	Mercury Computer Systems Inc (b)	282,173
34,562	Micrel Inc	349,422
60,317	Microsemi Corp (b)	1,010,310
5,590	MicroStrategy Inc Class A (b)	605,509
36,442	MKS Instruments Inc	1,013,816
20,454	Monolithic Power Systems Inc (b)	308,242
25,194	Monotype Imaging Holdings Inc (b)	392,774
11,017	MTS Systems Corp	448,943
11,759	Nanometrics Inc (b)	216,601
5,465	NCI Inc Class A (b)	63,667
23,985	Netscout Systems Inc (b)	422,136
23,015	Omnicell Inc (b)	380,208
10,060	Opnet Technologies Inc	368,900
16,863	Pericom Semiconductor Corp (b)	128,327
19,820	Power Integrations Inc	657,231
46,274	Progress Software Corp (b)	895,402
27,269	Quality Systems Inc	1,008,680
16,488	Radisys Corp (b)	83,429
17,833	RightNow Technologies Inc (b)	762,004
11,210	Rubicon Technology Inc (b)	105,262
21,882	Rudolph Technologies Inc (b)	202,627
21,474	Sigma Designs Inc (b)	128,844
16,307	Standard Microsystems Corp (b)	420,231
14,379	Stratasys Inc (b)	437,265
18,830	Super Micro Computer Inc (b)	295,254
8,429	Supertex Inc (b)	159,140
28,414	SYKES Enterprises Inc (b)	444,963
22,510	Synaptics Inc (b)	678,677
18,543	Synchronoss Technologies Inc (b)	560,184
17,850	SYNNEX Corp (b)	543,711
60,177	Take-Two Interactive Software Inc (b)	815,398
28,800	Taleo Corp Class A (b)	1,114,272
35,775	Tessera Technologies Inc (b)	599,231
44,966	THQ Inc (b)	34,174
115,389	TriQuint Semiconductor Inc (b)	561,944
17,506	Tyler Technologies Inc (b)	527,106
18,054	Ultratech Inc (b)	443,587
27,688	Veeco Instruments Inc (a)(b)	575,910
12,397	Virtusa Corp (b)	179,509
16,985	Volterra Semiconductor Corp (b)	434,986

		34,894,489

Utilities — 4.52%
22,482	Allete Inc	943,794

Shares		Value

Utilities — (continued)
12,942	American States Water Co	$451,676
40,419	Avista Corp	1,040,789
9,318	Central Vermont Public Service Corp	327,062
10,536	CH Energy Group Inc	615,092
28,547	El Paso Electric Co	988,868
15,523	Laclede Group Inc	628,216
28,801	New Jersey Resources Corp (c)	1,417,009
18,543	Northwest Natural Gas Co	888,766
24,961	NorthWestern Corp	893,354
49,994	Piedmont Natural Gas Co Inc (a)(c)	1,698,796
20,938	South Jersey Industries Inc	1,189,488
31,900	Southwest Gas Corp	1,355,431
34,794	UIL Holdings Corp	1,230,664
25,646	Unisource Energy Corp	946,850

		14,615,855

TOTAL COMMON STOCK — 98.32% (Cost $307,338,644)		$317,980,154

Principal Amount

RIGHTS
Communication — 0.00%
1,060	Metrocall Inc(b)(d)
		0

TOTAL RIGHTS — 0.00% (Cost $0)		$0

SHORT TERM INVESTMENTS
1,500,000	Federal National Mortgage Association
	0.01%, 01/23/2012	1,499,995
	U.S. Treasury Bills
255,000	0.01%, 03/08/2012(e)	254,993
610,000	0.02%, 03/22/2012(e)	609,967

TOTAL SHORT TERM INVESTMENTS — 0.73% (Cost $2,364,955)		$2,364,955

SECURITIES LENDING COLLATERAL
591,652	Undivided interest of 47.00% in a repurchase agreement (principal amount/value $1,258,744 with a maturity value of $1,258,745) with RBC Capital Markets Corp, 0.01%, dated 12/30/11, to be repurchased at $591,652 on 1/3/12, collateralized by U.S. Treasury, 0.00% - 4.25%, 8/15/12 - 11/15/40, with a value of $1,283,919.	591,652

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,764	Undivided interest of 16.22% in a repurchase agreement (principal amount/value $18,500,000 with a maturity value of $18,500,103) with HSBC Securities (USA) Inc, 0.05%, dated 12/30/11, to be repurchased at $2,999,764 on 1/3/12, collateralized by U.S. Treasury, 0.25% - 4.25%, 10/31/13 - 11/15/40, with a value of $18,870,075.	$2,999,764

2,999,764	Undivided interest of 14.09% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $2,999,764 on 1/3/12, collateralized by Federal Home Loan Mortgage Corp, 2.13% - 5.94%, 6/1/24 - 3/1/41, with a value of $21,726,050.	2,999,764

2,999,764	Undivided interest of 12.22% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $2,999,764 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	2,999,764

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,764	Undivided interest of 13.49% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $2,999,764 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 - 12/20/41, with a value of $22,703,708.	$2,999,764

3,921,696	Undivided interest of 31.44% in a repurchase agreement (principal amount/value $12,478,256 with a maturity value of $12,478,367) with RBS Securities Inc, 0.08%, dated 12/30/11, to be repurchased at $3,921,696 on 1/3/12, collateralized by Federal Home Loan Mortgage Corp, 2.50% - 8.00%, 4/1/12 - 10/1/47, with a value of $12,727,957.	3,921,696

TOTAL SECURITIES LENDING COLLATERAL — 5.11% (Cost $16,512,404)		$16,512,404

TOTAL INVESTMENTS — 104.16% (Cost $326,216,003)		$336,857,513

OTHER ASSETS & LIABILITIES, NET — (4.16)%		$(13,442,433)

TOTAL NET ASSETS — 100.00%		$323,415,080

(a)	A portion or all of the security is on loan at December 31, 2011.
(b)	Non-income producing security
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security has no market value at December 31, 2011.
(e)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At December 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	87	$ 6,427,560	March 2012	$ 129,056

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Index 600 Portfolio

ASSETS:
Investments in securities, market value (including $16,074,300 of securities on loan)(a)	$336,857,513
Cash	4,265,023
Dividends receivable	341,107
Subscriptions receivable	1,144,553
Receivable for investments sold	20,026

Total Assets	342,628,222

LIABILITIES:
Payable to investment adviser	163,194
Payable upon return of securities loaned	16,512,404
Redemptions payable	2,028,424
Payable for investments purchased	482,887
Payable for distribution fees	38
Variation margin on futures contracts	26,195

Total Liabilities	19,213,142

NET ASSETS	$323,415,080

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,704,079
Paid-in capital in excess of par	307,735,811
Net unrealized appreciation on investments and futures contracts	10,770,566
Accumulated net realized gain on investments and futures contracts	1,204,624

TOTAL NET ASSETS
Initial Class	$323,229,600

Class L	$185,480

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	37,023,072
Class L	17,718

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.73

Class L	$10.47

(a) Cost of investments	$326,216,003

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Index 600 Portfolio

INVESTMENT INCOME:
Interest	$996
Income from securities lending	100,389
Dividends	3,843,369

Total Income	3,944,754

EXPENSES:
Management fees	1,947,378
Distribution fees - Class L	85

Total Expenses	1,947,463

Less amount waived by distributor - Class L	12

Net Expenses	1,947,451

NET INVESTMENT INCOME	1,997,303

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	18,174,937
Net realized loss on futures contracts	(257,453)
Change in net unrealized depreciation on investments	(18,828,459)
Change in net unrealized appreciation on futures contracts	139,534

Net Realized and Unrealized Loss on Investments and Futures Contracts	(771,441)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,225,862

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Index 600 Portfolio

OPERATIONS:
Net investment income	$1,997,303	$2,172,452
Net realized gain on investments	18,174,937	9,174,138
Net realized gain (loss) on futures contracts	(257,453)	761,750
Change in net unrealized appreciation (depreciation) on investments	(18,828,459)	50,862,057
Change in unrealized appreciation (depreciation) on futures contracts	139,534	(228,160)

Net Increase in Net Assets Resulting from Operations	1,225,862	62,742,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,618,881)	(1,975,022)
Class L	(2,371)	N/A

From net investment income	(3,621,252)	(1,975,022)

From net realized gains
Initial Class	(11,894,620)	–
Class L	(5,274)	N/A

From net realized gains	(11,899,894)	–

Total Distributions	(15,521,146)	(1,975,022)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	188,506,217	197,173,567
Class L	239,694	N/A
Shares issued in reinvestment of distributions
Initial Class	15,513,501	1,975,022
Class L	7,645	N/A
Shares redeemed
Initial Class	(186,290,888)	(147,986,835)
Class L	(57,391)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	17,918,778	51,161,754

Total Increase in Net Assets	3,623,494	111,928,969

NET ASSETS:
Beginning of year	319,791,586	207,862,617

End of year	$323,415,080	$319,791,586

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	20,592,070	24,970,677
Class L	22,648	N/A
Shares issued in reinvestment of distributions
Initial Class	1,783,375	228,143
Class L	734	N/A
Shares redeemed
Initial Class	(20,354,776)	(18,591,999)
Class L	(5,664)	N/A

Net Increase	2,038,387	6,606,821

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Index 600 Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.14	$7.32	$5.90	$9.65	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.06	0.05	0.07	0.07
Net realized and unrealized gain (loss)	(0.07)	1.82	1.42	(3.08)	(0.16)

Total Income (Loss) From Investment Operations	0.03	1.88	1.47	(3.01)	(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.06)	(0.05)	(0.07)	(0.07)
From net realized gains	(0.34)	–	–	(0.67)	(0.92)

Total Distributions	(0.44)	(0.06)	(0.05)	(0.74)	(0.99)

NET ASSET VALUE, END OF YEAR	$8.73	$9.14	$7.32	$5.90	$9.65

TOTAL RETURN(a)	0.36%	25.70%	24.95%	(31.35%)	(0.82%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$323,230	$319,792	$207,863	$178,543	$262,817
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.62%	0.84%	0.82%	1.00%	0.76%
Portfolio turnover rate(b)	20%	20%	20%	28%	28%

(a)  Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(b)  Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Period Ended December 31, 2011(a)
Maxim Index 600 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14
Net realized and unrealized gain	0.79

Total Income From Investment Operations	0.93

LESS DISTRIBUTIONS:
From net investment income	(0.14)
From net realized gains	(0.32)

Total Distributions	(0.46)

NET ASSET VALUE, END OF PERIOD	$10.47

TOTAL RETURN(b)	9.31%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$185
Ratio of expenses to average net assets
Before waiver	0.88%	(e)
After waiver	0.84%	(e)
Ratio of net investment income to average net assets
Before waiver	0.73%	(e)
After waiver	0.77%	(e)
Portfolio turnover rate(f)	20%	(c)

(a)  Class L commenced operations on August 12, 2011.

(b)  Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)  Not annualized for periods less than one full year.

(d)  Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)  Annualized

(f)   Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Rights	Close price, bids, evaluated bids.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$317,900,394	$—	$—	$317,900,394
Foreign Common Stock	79,760	—	—	79,760
Rights	—	—	—	—
Short Term Investments	—	2,364,955	—	2,364,955
Securities Lending Collateral	—	16,512,404	—	16,512,404

Total	$317,980,154	$18,877,359	$0	$336,857,513

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	26,195	—	—	26,195

Total	$26,195	$0	$0	$26,195

Total Investments(a)	$317,953,959	$18,877,359	$0	$336,831,318

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning

January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $65,951,896 and $65,120,198, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $329,749,676. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $61,640,077 and gross depreciation of securities in which there was an excess of tax cost over value of $54,532,240 resulting in net appreciation of $7,107,837.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$26,195

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures Contracts	Net realized loss on futures contracts	($257,453)	Change in net unrealized appreciation on futures contracts	$139,534

The number of futures contracts held at December 31, 2011, is higher than the average outstanding during the year. As of December 31, 2011, the Portfolio held 87 futures contracts. The average number of futures contracts outstanding during the year was 60.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $16,074,300 and received collateral of $16,512,404 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S.

Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$3,621,252	$1,923,672
Long-term capital gain	11,899,894	51,350

	$15,521,146	$1,975,022

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$192,065
Undistributed capital gains	4,675,288

Net accumulated earnings	4,867,353

Net unrealized appreciation on investments and futures contracts	7,107,837
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$11,975,190

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $1,623,949 from accumulated net realized gain on investments and futures contracts to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

8. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 71% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Index 600 Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

      (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012